BALANCE SHEET - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT
Cash and cash equivalents	R$ 192,659	R$ 286,607
Restricted cash	2,544,594	3,573,362
Marketable securities	15,640,776	13,670,058
Accounts Receivable, net	5,094,976	5,971,657
Contractual transmission assets	7,356,356	10,364,908
Financing and loans	1,251,766	4,748,661
Dividends Receivables	443,142	675,510
Recoverable Taxes	755,906	833,960
Income tax and social contribution	1,487,777	1,292,750
Reimbursement rights	768,848	4,684
Inventory	627,573	509,991
Nuclear fuel inventory	487,895	428,340
Financial instruments and risk management	690,333	317,443
Others	2,014,705	1,855,175
Total current assets excluding assets held for sale	39,357,306	44,533,106
Assets held for sale	387,690	289,331
TOTAL CURRENT ASSETS	39,744,996	44,822,437
LONG-TERM
Reimbursement rights	5,627,386	5,583,447
Financing and loans	4,591,761	6,176,238
Accounts Receivable	993,080	1,061,899
Marketable securities	1,093,476	692,536
Nuclear fuel inventory	1,490,820	1,264,780
Recoverable taxes	449,258	430,045
Deferred income tax and social contribution	1,500,987	2,068,894
Guarantees and restricted deposits	8,247,485	6,752,865
Contractual transmission assets	52,158,612	41,023,616
Financial assets - Concessions and Itaipu	2,601,027	3,199,751
Financial instruments and risk management	653,022	310,100
Advances for future capital increase		1,541
Decommissioning Fund	2,055,713	1,753,827
Others	1,087,508	1,286,546
Total long term assets excluding investments, fixed assets and intangible assets	82,550,135	71,606,085
INVESTMENTS
Accounted for-by the equity method	25,769,172	26,996,243
Maintained at fair value	1,878,609	2,093,279
INVESTMENTS	27,647,781	29,089,522
FIXED ASSETS	33,367,981	32,662,912
INTANGIBLE ASSETS	4,992,176	785,493
TOTAL NON CURRENT ASSETS	148,558,073	134,144,012
TOTAL ASSETS	188,303,069	178,966,449
CURRENT
Financing, loans and debentures	8,234,753	11,410,751
Compulsory loan	1,216,335	1,047,109
Suppliers	4,031,532	3,904,051
Advances from clients	1,460,455	1,134,845
Taxes payable	804,485	1,194,042
Income tax and social contribution	19,624	319,435
Provision for Onerous contracts	10,517	40,196
Shareholders' compensation	1,406,891	1,547,158
Financial liabilities - Concessions and Itaipu	578,626	647,214
Payroll	1,602,947	1,454,148
Reimbursement Obligations	859,003	1,618,508
Post-employment benefits	233,304	192,209
Provisions and Contingent Liabilities	2,267,649	1,722,562
Regulatory Fees	542,913	586,845
Lease	209,774	217,321
Others	236,183	353,580
Total current liabilities excluding liabilities associated to assets held for sale	23,714,991	27,389,974
Liabilities associated to assets held for sale	168,381
TOTAL CURRENT LIABILITIES	23,883,372	27,389,974
NON-CURRENT
Financing, loans and debentures	35,780,892	35,591,282
Suppliers	16,555	16,556
Advances from clients	186,348	290,870
Asset decomission obligation	3,268,301	3,040,011
Provisions and contingent liabilities	31,142,222	24,108,078
Post-employment benefits	5,851,502	6,824,632
Provision for overdue liabilities	708,516	4,191
Provision for Onerous contracts	428,164	414,705
Reimbursement obligations		22,259
Lease	693,710	835,873
Concessions payable - Use of Public Property	81,655	65,954
Advances for future capital increase	77,336	74,060
Financial instruments and risk management		10,014
Regulatory Fees	649,341	744,442
Taxes payable	260,612	182,179
Income tax and social contribution	7,244,737	3,705,055
Others	1,613,042	1,895,020
TOTAL NON-CURRENT LIABILITIES	88,002,933	77,825,181
EQUITY
Capital stock	39,057,271	39,057,271
Capital reserves	13,867,170	13,867,170
Profit reserves	30,890,165	28,908,054
Others comprehensive income accumulated	(7,693,402)	(8,354,188)
Equity interest of controlling shareholders	76,121,204	73,478,307
Equity interest of non-controlling shareholders	295,560	272,987
TOTAL SHAREHOLDERS' EQUITY	76,416,764	73,751,294
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 188,303,069	R$ 178,966,449